Stock-Based Compensation	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

19. Stock-Based Compensation

The Company has a number of stock-based compensation plans as incentive plans for directors, executive officers, corporate auditors and selected employees.

Stock-option program

Since fiscal 2008, the Company has granted stock acquisition rights with a vesting period 1.92 years and an exercise period 9.92 years from grant date. The acquisition rights were to purchase the Company’s common stock at a specified exercise price and were distributed to directors, executive officers, corporate auditors and certain employees of the Company, subsidiaries and capital tie-up companies such as affiliated companies. The Company did not grant stock options in fiscal 2016, 2017 and 2018.

A summary of the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares granted*	Exercise price*
			Yen
2008	From July 5, 2009 to June 22, 2017	1,449,800	3,101
2009	From July 18, 2010 to June 24, 2018	1,479,000	1,689

*	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

For the stock-option programs, the exercise prices, which are determined by a formula linked to the price of the Company’s common stock on the Tokyo Stock Exchange, are equal or greater than the fair market value of the Company’s common stock at the grant dates.

The following table summarizes information about the activity of these stock options for fiscal 2018:

	Number of shares*2	Weighted average exercise price*1*2	Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	Years	Millions of yen
Outstanding at beginning of the year	1,683,200	2,386
Exercised	(388,400)	1,689
Forfeited or expired	(864,200)	3,047

Outstanding at end of year	430,600	1,689	0.17	81

Exercisable at end of year	430,600	1,689	0.17	81

*1	The exercise price of the granted options was adjusted in July 2009 for the issuance of new 18 million shares.
*2	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

The Company received ¥822 million, ¥81 million and ¥656 million in cash from the exercise of stock options during fiscal 2016, 2017 and 2018, respectively.

The total intrinsic value of options exercised during fiscal 2016, 2017 and 2018 was ¥39 million, ¥6 million and ¥118 million, respectively.

In fiscal 2016, 2017 and 2018, the Company did not recognize any stock-based compensation costs of its stock-option program. As of March 31, 2018, the Company had no unrecognized compensation costs.

Stock compensation program

The Company maintains a stock compensation program for directors, executive officers and group executives of the Company. In July 2014, the Company changed the way of provision of the compensation for retiree to provide these shares through “The Board Incentive Plan Trust (“the Trust”)” by a resolution of the Compensation Committee. The Trust purchases the Company’s common shares including future granting shares by an entrusted fund which the Company set in advance. The Company holds those shares as entrusted assets, separately from other treasury stock which the Company holds.

Under the program, points are granted annually to directors, executive officers and group executives of the Company based upon the prescribed standards of the Company. Upon retirement, eligible directors, executive officers and group executives receive a certain number of the Company’s common shares calculated by translating each point earned by that retiree to one common share.

In fiscal 2018, the Company granted 349,410 points, and 474,633 points were settled for individuals who retired during fiscal 2018. Total points outstanding under the stock compensation program as of March 31, 2018 were 1,451,485 points. The points were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

During fiscal 2016, 2017 and 2018, the Company recognized stock-based compensation costs of its stock compensation program in the amount of ¥646 million, ¥611 million and ¥701 million, respectively.